CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	$ 227,704	$ 170,987
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	285,424	34,681
Impairment of long lived assets	20,749	0
Reduction in carrying value of operating right-of-use assets	23,570	14,037
Loss on equity method investments	1,641	783
Charge on interest rate hedge	0	891
Amortization of financing costs and debt discount	9,188	1,592
Stock compensation expense	38,186	14,874
Loss on extinguishment of debt	0	14,434
Deferred taxes	(75,265)	3,313
Unrealized foreign exchange gain	(37,421)	2,586
Other non-cash items	9,159	(3,909)
Changes in operating assets and liabilities:
Accounts receivable	(41,032)	36,650
Unbilled revenue	(33,187)	12,690
Unearned revenue	(176,904)	14,534
Other net assets	157,154	(77,789)
Net cash provided by operating activities	408,966	240,354
Cash flows from investing activities:
Purchase of property, plant and equipment	(47,840)	(21,653)
Purchase of equity method investment	0	(2,450)
Purchase of investments in equity - long term	(799)	(1,771)
Net cash used in investing activities	(48,639)	(25,874)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	15,140	182
Share issue costs	(3)	(10)
Repurchase of ordinary shares	(99,983)	0
Share repurchase costs	(17)	0
Drawdown of bank credit lines and loan facilities	25,000	0
Repayment of bank credit lines and loan facilities	(425,000)	0
Net cash used in financing activities	(484,863)	172
Effect of exchange rate movements on cash	(12,759)	539
Net (decrease)/ increase in cash and cash equivalents	(137,295)	215,191
Cash and cash equivalents at beginning of period	752,213	840,305
Cash and cash equivalents at end of period	$ 614,918	$ 1,055,496